Long Term Debt - Additional Information - Other (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Debt Instruments [Abstract]
Weighted-average effective interest rate	3.00%	2.40%
Aggregate annual long-term principal repayments, remainder of 2017	$ 26.8
Aggregate annual long-term principal repayments, 2018	155.0
Aggregate annual long-term principal repayments, 2019	89.4
Aggregate annual long-term principal repayments, 2020	89.4
Aggregate annual long-term principal repayments, 2021	$ 291.6